Earnings (Loss) per Share - Summary of Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Computation of Basic and Diluted Earnings (Loss) Per Share
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders	$ 110	$ 29,146	$ (50,448)
Weighted average number of shares, basic	60,467,892	58,851,561	52,116,203
Weighted average number of shares, diluted	60,898,600	59,653,757	52,116,203
Basic (loss) earnings per share	$ 0.0018	$ 0.4952	$ (0.968)
Diluted (loss) earnings per share	$ 0.0018	$ 0.4886	$ (0.968)
Stock Options [Member]
Computation of Basic and Diluted Earnings (Loss) Per Share
Effect of dilutive securities	0	0	0
Equity Awards [Member]
Computation of Basic and Diluted Earnings (Loss) Per Share
Effect of dilutive securities	430,708	802,196	0